SHARE CAPITAL, Common Shares (Details)																	3 Months Ended	9 Months Ended
	Sep. 22, 2021 CAD ($) shares	Sep. 22, 2021 USD ($) shares	Sep. 15, 2021 CAD ($) shares	Jun. 02, 2021 CAD ($) shares	May 20, 2021 CAD ($) shares	May 20, 2021 USD ($) shares	Mar. 15, 2021 USD ($) shares	Feb. 17, 2021 CAD ($) shares	Feb. 17, 2021 USD ($) shares	Feb. 02, 2021 CAD ($) shares	Feb. 02, 2021 USD ($) shares	Jan. 15, 2021 USD ($) shares	Jan. 13, 2021 CAD ($) shares	Jan. 13, 2021 USD ($) shares	Jan. 07, 2021 CAD ($) shares	Jan. 07, 2021 USD ($) shares	Dec. 31, 2020 CAD ($)	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2020 CAD ($)
Common shares issued [Abstract]
Convertible note (amount)							$ 367,500					$ 175,000					$ 704,538	$ 2,457,047	$ (52,391)
Warrant exercises (in shares)																		657,000
Warrant exercises | $																	30,000	$ 98,550
Option exercises (in shares)																		100,000
Fair value of option exercises (amount) | $																	$ 90,000	$ 9,000	$ 0
Trucking [Member]
Common shares issued [Abstract]
Common shares issued (in shares)			13,777,778
Fair value of common shares issued (amount) | $			$ 1,611,020
In Lieu of Consulting Fees [Member]
Common shares issued [Abstract]
Common shares issued (in shares)				833,333								175,000
Fair value of common shares issued (amount) | $				$ 91,667
Stock Options [Member]
Common shares issued [Abstract]
Common shares issued (in shares)																		100,000
Debt Settlement [Member]
Common shares issued [Abstract]
Common shares issued (in shares)	2,670,925	2,670,925	500,000		5,053,125	5,053,125	300,000	1,378,125	1,378,125	2,756,250	2,756,250		2,756,250	2,756,250	1,975,822	1,975,822
Fair value of common shares issued (amount) | $	$ 280,447				$ 682,172			$ 323,859		$ 385,875			$ 468,563		$ 316,133
Debt settlement | $		$ 184,000				$ 303,188			$ 82,688		$ 165,375			$ 220,500		$ 118,549
Warrants [Member]
Common shares issued [Abstract]
Common shares issued (in shares)																		657,000
In Lieu of Directors and Officer Fees [Member]
Common shares issued [Abstract]
Common shares issued (in shares)																		13,000,000
Fair value of common shares issued (amount) | $																		$ 1,430,000